CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Common Stock [Member]	Series E Preferred Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
BALANCE at Mar. 31, 2013	$ 125		$ 1,600,331	$ (1,835,414)	$ (234,958)
BALANCE, SHARES at Mar. 31, 2013	125,200
Shares issued for conversion of notes payable	$ 104		446,005		446,109
Shares issued for conversion of notes payable, shares	103,321
Discount on issuance of convertible notes payable			$ 416,685		416,685
Net loss				$ (1,097,141)	(1,097,141)
BALANCE at Mar. 31, 2014	$ 229		$ 2,463,021	$ (2,932,555)	$ (469,305)
BALANCE, SHARES at Mar. 31, 2014	228,521				228,521
Shares issued for conversion of notes payable	$ 113		401,469		$ 401,582
Shares issued for conversion of notes payable, shares	113,585
Discount on issuance of convertible notes payable			$ 399,935		399,935
Net loss				$ (990,233)	(990,233)
BALANCE at Mar. 31, 2015	$ 342		$ 3,264,425	(3,922,788)	$ (658,021)
BALANCE, SHARES at Mar. 31, 2015	342,106				342,106
Shares issued for conversion of notes payable	$ 10,094		189,865		$ 199,959
Shares issued for conversion of notes payable, shares	10,093,994
Discount on issuance of convertible notes payable			423,909		423,909
Preferred stock issued for control		$ 1,000	$ 139,000		$ 140,000
Preferred stock issued for control (in shares)		1,000,000
Share rounding on reverse split	5		(5)
Share rounding on reverse split (in shares)	4,682
Net loss				(676,512)	$ (676,512)
BALANCE at Dec. 31, 2015	$ 10,441	$ 1,000	$ 4,017,194	$ (4,599,300)	$ (570,665)
BALANCE, SHARES at Dec. 31, 2015	10,440,782	1,000,000			10,440,782